Lease Liabilities - Summary of Detailed Information About Contractual Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable	$ 966	$ 425
Less: Amount due for settlement within 12 months shown under current liabilities	(233)	(158)
Amount due for settlement after 12 months shown under non-current liabilities	733	267
Within one year [member]
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable	233	158
More than one year, but not exceeding two years [member]
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable	484	126
More than two years, but not exceeding five years [member]
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable	$ 249	$ 141